Quarterly Holdings Report
for
Fidelity Freedom® Blend 2055 Fund
December 31, 2025
FBF-Y55-NPRT3-0226
1.9892480.107
Bond Funds - 4.8%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	154,019	1,167,465
Fidelity Series Emerging Markets Debt Fund (b)	1,556,858	13,280,000
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	372,222	3,551,000
Fidelity Series Floating Rate High Income Fund (b)	247,314	2,176,360
Fidelity Series High Income Fund (b)	1,474,032	13,133,625
Fidelity Series International Developed Markets Bond Index Fund (b)	1,546,765	13,116,570
Fidelity Series Long-Term Treasury Bond Index Fund (b)	13,490,570	72,714,176
Fidelity Series Real Estate Income Fund (b)	215,477	2,178,471
TOTAL BOND FUNDS (Cost $124,001,866)		121,317,667

Domestic Equity Funds - 55.2%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	13,929,930	320,109,791
Fidelity Series Commodity Strategy Fund (b)	172,215	16,661,801
Fidelity Series Large Cap Growth Index Fund (b)	6,878,963	205,130,664
Fidelity Series Large Cap Stock Fund (b)	7,294,933	194,774,720
Fidelity Series Large Cap Value Index Fund (b)	21,219,056	386,823,399
Fidelity Series Small Cap Core Fund (b)	6,027,863	81,496,708
Fidelity Series Small Cap Opportunities Fund (b)	2,441,916	39,607,877
Fidelity Series Value Discovery Fund (b)	8,156,076	138,897,967
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,054,730,775)		1,383,502,927

International Equity Funds - 39.6%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	4,662,487	92,084,116
Fidelity Series Emerging Markets Fund (b)	5,265,778	61,820,236
Fidelity Series Emerging Markets Opportunities Fund (b)	10,084,461	248,581,970
Fidelity Series International Growth Fund (b)	8,664,374	165,576,194
Fidelity Series International Index Fund (b)	4,167,489	62,970,752
Fidelity Series International Small Cap Fund (b)	1,604,421	28,703,098
Fidelity Series International Value Fund (b)	10,743,128	167,592,802
Fidelity Series Overseas Fund (b)	11,096,827	165,675,626
Fidelity Series Select International Small Cap Fund (b)	143,010	1,976,401
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $801,888,482)		994,981,195

Short-Term Funds - 0.0%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (b) (Cost $1,183)	119	1,183

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/15/2026 (d)	3.90	110,000	109,859
US Treasury Bills 0% 1/2/2026 (d)	3.90	150,000	150,000
US Treasury Bills 0% 1/22/2026 (d)	3.82 to 3.83	1,820,000	1,816,407
US Treasury Bills 0% 1/29/2026 (d)	3.76 to 3.81	2,220,000	2,214,138
US Treasury Bills 0% 1/8/2026 (d)	3.86 to 3.89	1,270,000	1,269,265
US Treasury Bills 0% 2/26/2026 (d)	3.78	770,000	765,778
US Treasury Bills 0% 3/12/2026 (d)	3.64	30,000	29,796
US Treasury Bills 0% 3/19/2026 (d)	3.56	360,000	357,320
US Treasury Bills 0% 3/5/2026 (d)	3.65 to 3.67	780,000	775,252
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,485,990)			7,487,815

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.79	3,069,050	3,069,664
Fidelity Series Government Money Market Fund (b)(f)	3.84	8	8
TOTAL MONEY MARKET FUNDS (Cost $3,069,791)			3,069,672

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,991,178,087)	2,510,360,459
NET OTHER ASSETS (LIABILITIES) - 0.0%	(869,724)
NET ASSETS - 100.0%	2,509,490,735

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	105	3/2026	15,236,025	30,752
ICE MSCI Emerging Markets Index Contracts (United States)	20	3/2026	1,411,400	27,301

TOTAL EQUITY CONTRACTS				58,053

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	795	3/2026	91,238,672	(466,936)
CBOT US Treasury Long Bond Contracts (United States)	468	3/2026	53,922,375	(619,985)

TOTAL INTEREST RATE CONTRACTS				(1,086,921)

TOTAL LONG				(1,028,868)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	205	3/2026	25,604,500	481,836
CME E-Mini S&P 500 Index Contracts (United States)	65	3/2026	22,400,625	31,678

TOTAL SHORT				513,514

TOTAL FUTURES CONTRACTS				(515,354)
The notional amount of long futures as a percentage of Net Assets is 6.4%.
The notional amount of short futures as a percentage of Net Assets is 1.9%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,487,815.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	6,645,849	38,366,177	41,942,300	110,385	58	(120)	3,069,664	3,069,050	0.0%
Total	6,645,849	38,366,177	41,942,300	110,385	58	(120)	3,069,664

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	944,185	313,929	65,612	47,478	(9,048)	(15,989)	1,167,465	154,019
Fidelity Series Blue Chip Growth Fund	230,588,286	49,778,940	38,139,675	11,564,661	(194,065)	78,076,305	320,109,791	13,929,930
Fidelity Series Canada Fund	53,693,309	28,007,872	3,530,108	1,887,723	20,140	13,892,903	92,084,116	4,662,487
Fidelity Series Commodity Strategy Fund	3,790,068	13,158,211	522,425	131,587	(403)	236,350	16,661,801	172,215
Fidelity Series Corporate Bond Fund	19,214	179,138	202,391	2,265	3,975	64	-	-
Fidelity Series Emerging Markets Debt Fund	10,030,501	3,055,565	601,557	545,098	(15,379)	810,870	13,280,000	1,556,858
Fidelity Series Emerging Markets Debt Local Currency Fund	2,877,079	627,596	153,039	235,282	-	199,364	3,551,000	372,222
Fidelity Series Emerging Markets Fund	45,923,841	9,153,082	6,997,799	1,505,505	273,440	13,467,672	61,820,236	5,265,778
Fidelity Series Emerging Markets Opportunities Fund	183,806,127	37,300,413	28,722,227	6,304,846	1,860,658	54,336,999	248,581,970	10,084,461
Fidelity Series Floating Rate High Income Fund	1,854,677	439,962	109,353	122,124	(2,123)	(6,803)	2,176,360	247,314
Fidelity Series Government Bond Index Fund	112,432	609,274	725,545	1,905	4,154	(315)	-	-
Fidelity Series Government Money Market Fund	-	4,147	4,139	8	-	-	8	8
Fidelity Series High Income Fund	10,169,743	3,093,578	589,964	652,526	12,212	448,056	13,133,625	1,474,032
Fidelity Series International Developed Markets Bond Index Fund	18,015,433	3,560,752	8,320,088	622,026	(178,982)	39,455	13,116,570	1,546,765
Fidelity Series International Growth Fund	124,931,645	37,953,168	5,994,872	13,313,848	(229,004)	8,915,257	165,576,194	8,664,374
Fidelity Series International Index Fund	47,743,851	9,613,126	3,456,412	2,142,808	8,803	9,061,384	62,970,752	4,167,489
Fidelity Series International Small Cap Fund	24,524,541	5,339,946	2,925,679	3,888,247	(106,026)	1,870,316	28,703,098	1,604,421
Fidelity Series International Value Fund	132,019,474	35,947,593	20,339,272	17,295,490	255,681	19,709,326	167,592,802	10,743,128
Fidelity Series Investment Grade Bond Fund	80,328	564,487	651,437	2,664	6,731	(109)	-	-
Fidelity Series Investment Grade Securitized Fund	19,264	170,228	190,218	2,028	719	7	-	-
Fidelity Series Large Cap Growth Index Fund	146,811,812	28,545,624	15,842,164	1,967,967	58,639	45,556,753	205,130,664	6,878,963
Fidelity Series Large Cap Stock Fund	135,208,160	46,335,261	14,155,374	17,566,145	(14,753)	27,401,426	194,774,720	7,294,933
Fidelity Series Large Cap Value Index Fund	285,419,349	94,725,383	24,616,176	13,208,001	(81,228)	31,376,071	386,823,399	21,219,056
Fidelity Series Long-Term Treasury Bond Index Fund	81,984,275	21,512,475	29,238,908	2,449,671	(9,052,863)	7,509,197	72,714,176	13,490,570
Fidelity Series Overseas Fund	125,402,369	42,538,652	6,247,819	14,031,132	(288,102)	4,270,526	165,675,626	11,096,827
Fidelity Series Real Estate Income Fund	1,886,682	381,559	115,567	103,301	(612)	26,409	2,178,471	215,477
Fidelity Series Select International Small Cap Fund	341,097	1,454,072	93,630	57,243	3,500	271,362	1,976,401	143,010
Fidelity Series Small Cap Core Fund	65,912,002	6,418,570	7,702,132	674,660	217,246	16,651,022	81,496,708	6,027,863
Fidelity Series Small Cap Opportunities Fund	29,306,768	5,973,877	2,330,525	1,723,718	3,771	6,653,986	39,607,877	2,441,916
Fidelity Series Treasury Bill Index Fund	-	413,324	412,547	1,184	405	1	1,183	119
Fidelity Series Value Discovery Fund	103,000,438	36,620,344	10,835,009	7,732,147	130,155	9,982,039	138,897,967	8,156,076
	1,866,416,950	523,790,148	233,831,663	119,783,288	(7,312,359)	350,739,904	2,499,802,980

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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